Events after the close of the fiscal Year	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Events after the close of the fiscal Year
NOTE 36: EVENTS AFTER THE CLOSE OF THE FISCAL YEAR
On January 17, 2022, the Company entered into an amendment with Mesoblast to convert the license into non-exclusive
and in exchange, (a) the Company settled $2,500,000 of receivable as of December 31, 2021 with $1,500,000 and; (b) extend certain milestone payments. The consideration of $1,500,000 was agreed to be paid by Mesoblast in Mesoblast ordinary shares and the difference $1,000,000 will be recorded in the income statement in 2022.
On February 28, 2022, the Group announced its decision to voluntarily pause our Phase 1b
KEYNOTE-B79
trial evaluating
CYAD-101
administered concurrently with FOLFOX chemotherapy followed by MSD’s anti-PD-1
therapy, KEYTRUDA
®
(pembrolizumab) in patients with refractory metastatic colorectal cancer following reports of two fatalities that presented with similar pulmonary findings. The Group is currently investigating these reports and evaluating any similar events in additional patients treated on study. On March 1, 2022, the Group was informed via-email communication from the FDA that the KEYNOTE-B79 trial has been placed on clinical hold due to insufficient information to assess risk to study subjects.
There were no other subsequent events that occur between 2021 year-end
and the date when the financial statements have been authorized by the Board for issue.